Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details) ¥ in Thousands			1 Months Ended	12 Months Ended
	Jul. 09, 2021 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of associates [line items]
Commitement to invest in associate				¥ 1,783,781	¥ 1,176,168
Payment to acquire interests in associates				¥ 0	¥ 26,000	¥ 27,603
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity				Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”)
Place of business/country of incorporation				MainlandChina
Percentage of ownership interest				20.00%	20.00%
Principal activities				Manufacturing and distribution of chemical products
Paid Up Capital				¥ 3,115,180
Proportion Of Ownership Interests Held By A Subsidiary				0.00%
Legal form of entity				Incorporated
Reduction of issued capital	¥ 7,300,811,000
Decrease caused by associates capital reduction investment in associates					¥ 1,460,258
Impairment loss on investment in associates				¥ 0	0
Investment in associates using equity method of accounting				¥ 333,896	¥ 1,270,351
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | The Company [Member]
Disclosure of associates [line items]
Percentage of ownership interest	20.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | SinopecCorp [Member]
Disclosure of associates [line items]
Percentage of ownership interest	30.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | Gaoqiao Company [Member]
Disclosure of associates [line items]
Percentage of ownership interest	50.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest				20.00%
Commitement to invest in associate				¥ 71,541			¥ 182,804	$ 30,017,000
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity				Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)
Place of business/country of incorporation				MainlandChina
Percentage of ownership interest				38.26%	38.26%
Principal activities				Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Paid Up Capital				¥ 2,372,439
Proportion Of Ownership Interests Held By A Subsidiary				0.00%
Legal form of entity				Incorporated
Impairment loss on investment in associates				¥ 0	¥ 0
Investment in associates using equity method of accounting				¥ 2,115,142	¥ 2,023,586
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest				38.26%
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity				Shanghai Jinsen Hydrocarbon ResinsCompany Limited (“Jinsen”)
Place of business/country of incorporation				MainlandChina
Percentage of ownership interest				40.00%	40.00%
Principal activities				Production of resins products
Paid Up Capital				¥ 193,695
Proportion Of Ownership Interests Held By A Subsidiary				40.00%
Legal form of entity				Incorporated
Impairment loss on investment in associates				¥ 28,392	¥ 28,392
Investment in associates using equity method of accounting				¥ 4,514	¥ 16,189
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest				0.00%
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity				Shanghai Azbil Automation CompanyLimited (“Azbil”)
Place of business/country of incorporation				MainlandChina
Percentage of ownership interest				40.00%	40.00%
Principal activities				Service and maintenance of building automation systems and products
Paid Up Capital				¥ 24,440
Proportion Of Ownership Interests Held By A Subsidiary				40.00%
Legal form of entity				Incorporated
Impairment loss on investment in associates				¥ 0	¥ 0
Investment in associates using equity method of accounting				¥ 63,324	¥ 68,567
Shanghai Azbil Automation Company Limited ("Azbil") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest				0.00%
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member]
Disclosure of associates [line items]
Name of entity				Shanghai Shidian Energy Company Limited (“Shidian Energy”)
Place of business/country of incorporation				MainlandChina
Percentage of ownership interest				40.00%	40.00%
Principal activities				Electric power supply
Paid Up Capital				¥ 1,000,000
Proportion Of Ownership Interests Held By A Subsidiary				40.00%
Legal form of entity				Incorporated
Impairment loss on investment in associates				¥ 0	¥ 0
Investment in associates using equity method of accounting				¥ 404,663	334,073
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest				0.00%
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest		40.00%
Percentage of ownership interest acquired			40.00%
Commitement to invest in associate		¥ 400,000	¥ 400,000
Payment to acquire interests in associates				¥ 80,000
Investment in associates using equity method of accounting				¥ 400,000	¥ 320,000	¥ 320,000